Interim Financial Data (Unaudited) (Restated) (Details) - Schedule of Parent Compnay Statements of Operations and Comprehensive Loss - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
REVENUES, NET
COSTS OF REVENUES	184,617	8,188
GROSS LOSS	(184,617)	(8,188)
OPERATING EXPENSES	6,339,405	3,578,664	1,010,536
LOSS FROM OPERATIONS	(6,524,022)	(3,586,852)	(1,010,536)
OTHER EXPENSES	(87,468)	(2,403,412)	(1,904,135)
LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(6,611,490)	(5,990,264)	(2,914,671)
Equity in loss of subsidiaries and VIE	(17,621,090)	(16,646,358)	(5,488,589)
NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(24,232,580)	(22,636,622)	(8,403,260)
Foreign currency translation adjustment
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$ (24,232,580)	$ (22,636,622)	$ (8,403,260)